Income Taxes - Provision for Income Tax Recovery/Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Earnings (loss) before income taxes	$ (18,790)	$ (22,311)	$ (4,837)
Expected income tax expense (recovery) at Canadian statutory income tax rate of 26.51% (2014-26.51%)	(4,980)	(5,915)	(1,282)
Permanent differences	1,333	1,203	435
Share issuance costs	(3,734)	0	0
Effect of change in tax rates	0	0	(163)
Utilization of tax credits	0	0	(93)
Other	(8)	(43)	0
Foreign rate differential	(44)	(3)	(2)
Increase (decrease) in valuation allowance	7,433	4,758	1,105
Provision for income tax (recovery) expense	0	0	0
Foreign income (loss)	$ 234	$ 14	$ (14)
Canada Revenue Agency
Operating Loss Carryforwards [Line Items]
Canadian statutory income tax rate	26.51%	26.51%